U. S. GOVERNMENT SECURITIES (Details) - U.S. government securities - USD ($)	Jan. 31, 2021	Jan. 31, 2020
Carrying Value
Due within one year	$ 9,906,669	$ 13,332,474
Total	9,906,669	13,332,474
Fair Value, Inputs, Level 1 [Member]
Fair Value
Due within one year	9,906,847	13,337,529
Total	$ 9,906,847	$ 13,337,529